Schedule of Qualifying and Valuation Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

Community Health Systems, Inc. and Subsidiaries

Schedule II — Valuation and Qualifying Accounts

	Balance at	Acquisitions	Charged to		Balance
	Beginning	and	Costs and		at End
Description	of Year	Dispositions	Expenses	Write-offs	of Year

	(In thousands)
Year ended December 31, 2013
allowance for doubtful accounts	$2,190,762	$-	$2,033,669	$(1,786,577)	$2,437,854
Year ended December 31, 2012
allowance for doubtful accounts	$1,876,303	$-	$1,914,023	$(1,599,564)	$2,190,762
Year ended December 31, 2011
allowance for doubtful accounts	$1,629,814	$(28,954)	$1,672,851	$(1,397,408)	$1,876,303